OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Other payables and accrued expenses consist of:

	September 30,
	2011	2012
	RMB	RMB

Payable for purchase of plant and equipment	206	10,158
Payable for purchase of land use rights	1,050	1,050
Payable for purchase of construction-in-progress	2,009	1,443
Professional fee payable	3,789	2,028
Salaries and bonus payable (note i)	9,949	18,966
Accrued interest	1,813	1,813
Accrued compensation expenses	150	36
Accrued other expenses	1,284	3,917
Other taxes payable	350	782
Deposits from growers	2,407	3,425
Payable for labor union and education expenses	677	595
Loans from employees of Denong (note ii)	310	310
Loans from third parties (note iii)	3,600	3,600
Payable to former owners of Kunfeng	2,060	-
Deferred government subsidies	8,526	6,289
Others	2,171	2,332
	40,351	56,744

Note (i): Salaries and bonus payable increased in fiscal year 2012 due to our bonus payment timing change after our corporate-wide restructuring and the introduction of pay-for-performance contracts with employees.

Note (ii): RMB310 were borrowed from employees of Denong with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2011 and 2012, respectively.

Note (iii): RMB3,600 was borrowed from third party companies with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2011 and 2012, respectively.